Business Combinations (Acquisition of Shanghai Jingmao and Its Affiliate, Narrative) (Details) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 31, 2011	May 31, 2010	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 01, 2011
Business Acquisition [Line Items]
Contingent consideration, liability				$ 4,162,000	$ 0
Charges for impairment of acquired intangible assets				3,600,000	8,600,000	1,300,000
Goodwill impairment loss				0	0	5,200,000
Shanghai Jingmao and its affiliate [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interests	50.00%	50.00%
Consideration for the remaining 50% equity interests	3,000,000						3,036,000
Contingent consideration, liability	1,000,000
Voting equity interests with unilateral control							100.00%
Recognized re-measurement loss			613,000
Measurement period adjustment				0
Identifiable intangible assets acquired							10,101,000
Charges for impairment of acquired intangible assets				0	1,200,000	200,000
Goodwill impairment loss						5,200,000
Shanghai Jingmao and its affiliate [Member] | Cinema advertising slot rights [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired							8,330,000
Estimated average weighted useful life	2 years
Shanghai Jingmao and its affiliate [Member] | Partnership relationship [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired							1,035,000
Estimated average weighted useful life	2 years
Shanghai Jingmao and its affiliate [Member] | Trade name [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired							502,000
Shanghai Jingmao and its affiliate [Member] | Non-compete agreements [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired							126,000
Estimated average weighted useful life	2 years
Shanghai Jingmao and its affiliate [Member] | Customer list [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired							$ 108,000
Estimated average weighted useful life	2 years